Interests in associates, joint ventures and other investments - Principal Associates and Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2019
Barrows Design and Manufacturing (Pty) Limited [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	South Africa
Associate, % owned	35.00%
Dat Viet VAC Media Corporation [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Vietnam
Associate, % owned	30.00%
GIIR Inc [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Korea
Associate, % owned	30.00%
Haworth Marketing & Media Company [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	USA
Associate, % owned	49.00%
High Co SA [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	France
Associate, % owned	34.10%
Joye Media SL [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Spain	[1]
Associate, % owned	22.50%	[1]
Nanjing Yindu Ogilvy Advertising Co. Ltd [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	China
Associate, % owned	49.00%
Smollan Holdings (Pty) Ltd. [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	South Africa
Associate, % owned	24.80%
Summer (BC) JVCo S.a r.l. [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Luxembourg	[2]
Associate, % owned	40.00%	[2]
Summer (BC) US JVCo SCSp [member]
Disclosure of principal associates and joint ventures [line items]
Associate, Country of incorporation	Luxembourg	[2]
Associate, % owned	40.00%	[2]

[1]	Representing the Group’s interest in Imagina.
[2]	Representing the Group’s interest in Kantar split between the United States and rest of world.